Equity - Equity Attributable To Non-Controlling Interest Narrative (Details) - EUR (€) € in Millions					1 Months Ended		12 Months Ended
	Mar. 24, 2023	Feb. 01, 2023	Jan. 31, 2023	Dec. 20, 2022	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)							€ 1,438	€ 1,579	€ (781)
Pontegadea Inversiones, S.L.
Disclosure of reserves within equity [line items]
Cash received from income taxes receivable			€ 88			€ 88
Cash received from income taxes receivable (in percentage)			9.99%			9.99%
Pontel Participaciones, S.L. Holding company
Disclosure of reserves within equity [line items]
Share capital amount			€ 111			€ 111
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired			40.00%			40.00%
Proportion of voting rights held in associate (in percentage)			60.00%
KKR Alameda Aggregator L.P.
Disclosure of reserves within equity [line items]
Cash received from income taxes receivable			€ 351			€ 351
Cash received from income taxes receivable (in percentage)			40.00%			40.00%
KKR Alameda Aggregator L.P. | Telxius Telecom, S.A.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired							40.00%
Total
Disclosure of reserves within equity [line items]
Increase (decrease) through disposal of subsidiary, equity	€ 46
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)							€ (12)	0	(936)
Non-controlling interests
Disclosure of reserves within equity [line items]
Increase (decrease) through disposal of subsidiary, equity	€ 585
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)							1,450	€ 1,579	155
Telefónica Deutschland Holding A.G.
Disclosure of reserves within equity [line items]
Increase (decrease) through disposal of subsidiary, equity					€ (816)		(1,019)
Telefónica Deutschland Holding A.G. | Total
Disclosure of reserves within equity [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)							(28)
Telefónica Deutschland Holding A.G. | Non-controlling interests
Disclosure of reserves within equity [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)							€ 1,057
Pontel Participaciones, S.L. Holding company
Disclosure of reserves within equity [line items]
Proportion of ownership interest (as a percent)		70.00%	83.35%
Pontel Participaciones, S.L. Holding company | Pontegadea Inversiones, S.L.
Disclosure of reserves within equity [line items]
Proportion of voting rights held in subsidiary (as a percent)		30.00%	16.65%
Telxius Telecom, S.A.
Disclosure of reserves within equity [line items]
Proportion of ownership interest (as a percent)							70.00%
Percentage of voting equity interests acquired					40.00%			40.00%
Increase (decrease) in income taxes receivable						€ 876
Bluevia Fibra S.L.U.
Disclosure of reserves within equity [line items]
Increase (decrease) through disposal of subsidiary, equity									€ (23)
Proportion of ownership interest (as a percent)							55.00%
Bluevia Fibra S.L.U. | Vauban/CAA
Disclosure of reserves within equity [line items]
Proportion of voting rights held in subsidiary (as a percent)				45.00%
Proportion of voting rights held in associate (in percentage)				45.00%
Bluevia Fibra S.L.U. | Non-controlling interests
Disclosure of reserves within equity [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)				€ (23)